Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash equivalents	€ 44,302	€ 87,265
Cash	16,644	56,956
Cash and cash equivalents	€ 60,946	€ 144,221	€ 222,317	€ 251,942